Share-Based Compensation - Schedule of Earnings Per Share, Basic and Diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	¥ 88,605	$ 13,903	¥ 173,324	¥ 292,170
Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	209,551,821	209,551,821	208,812,049	208,156,507
Dilutive effect of share options	11,184,176	11,184,176	6,811,724	7,699,070
Denominator for diluted calculation	220,735,997	220,735,997	215,623,773	215,855,577
Basic net income per ordinary share | (per share)	¥ 0.42	$ 0.07	¥ 0.83	¥ 1.40
Diluted net income per ordinary share | (per share)	¥ 0.40	$ 0.06	¥ 0.80	¥ 1.35